Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Receivables [Abstract]
Loans And Leases Transferred To Third Parties Total Principal Amount	$ 20,100,000	$ 10,900,000	$ 54,800,000	$ 21,000,000
Total loans and leases transferred to third parties that qualify for sale accounting	20,100,000	10,900,000	54,800,000	21,000,000
Total amount of outstanding loans transferred to third parties as loan participations	44,700,000		44,700,000		49,200,000
Total amount of loan participations remaining on the Corporation’s balance sheet	63,900,000		63,900,000		74,600,000
Loans in the participation sold portfolio, considered impaired	3,300,000		3,300,000		3,400,000
Charge-offs to specific credits within the retained portion of the participation sold portfolio	2,700,000		2,700,000
Loan participations purchased on the Corporation's balance sheet	678,000		678,000		689,000
Loans and leases identified as Substandard	24,000,000		24,000,000		42,600,000
Loans and leases identified as Special Mention	3,900,000		3,900,000		0
Loans and leases identified as Doubtful	0		0		0
Loans and leases identified as Loss	0		0		0
Impaired troubled debt restructurings	10,800,000		10,800,000		13,300,000
Unfunded commitments, troubled debt restructurings	0		0
Loans and Leases Receivable, Difference between Recorded Investment and Unpaid Principal Balance	7,300,000		7,300,000		7,900,000
Performing troubled debt restructurings	$ 897,000		$ 897,000		$ 111,000